Equity shares (Tables)	12 Months Ended
Dec. 31, 2017
Equity shares
Schedule of equity shares

	2017			2016
	Listed	Unlisted	Total	Listed	Unlisted	Total
	£m	£m	£m	£m	£m	£m
Held-for-trading	7	22	29	106	60	166
Designated as at fair value through profit or loss	6	128	134	3	169	172
Available-for-sale	35	252	287	30	335	365
	48	402	450	139	564	703

Available-for-sale
Gross unrealised gains	20	47	67	13	48	61
Gross unrealised losses	—	(8)	(8)	—	(8)	(8)
	20	39	59	13	40	53